Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0001898766
Registrant Name	Trio Petroleum Corp
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A